UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF THE
SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
February 1, 2015 to July 31, 2015

Commission File Number of issuing entity:	333-191392-01

APPALACHIAN CONSUMER RATE RELIEF FUNDING LLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-191392

APPALACHIAN POWER COMPANY
(Exact name of depositor as specified in its charter)

APPALACHIAN POWER COMPANY
(Exact name of sponsor as specified in its charter)

DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-3706150
(IRS Employer Identification No.)

1 Riverside Plaza, Columbus, Ohio	43215
(Address of principal executive offices of the issuing entity)	(Zip Code)

(614) 716-1000
(Registrant’s Telephone Number, Including Area Code)

None
(Former Name or Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Phase-In-Recovery Bonds, Tranche A-1			☒
Senior Secured Phase-In-Recovery Bonds, Tranche A-2			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒	No

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is July 31, 2015.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Senior Secured Consumer Rate Relief Bonds (the " Bonds"), dated November 6, 2013, and related Prospectus, dated November 1, 2013, of Appalachian Consumer Rate Relief Funding LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on November 12, 2013 under the depositor’s Commission File Number.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the August 3, 2015 distribution date.

PART II - OTHER INFORMATION

Item 2.	Legal Proceedings.

U.S. Bank National Association has provided the following information to the depositor:

In June 2014, a civil complaint was filed in the Supreme Court of the State of New York, New York County, by a group of institutional investors against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities ("RMBS") trusts. The plaintiffs are investment funds formed by nine investment advisors (AEGON, BlackRock, Brookfield, DZ Bank, Kore, PIMCO, Prudential, Sealink and TIAA) that purport to be bringing suit derivatively on behalf of 841 RMBS trusts that issued $771 billion in original principal amount of securities between 2004 and 2008. According to the plaintiffs, cumulative losses for these RMBS trusts equal $92.4 billion as of the date of the complaint. The complaint is one of six similar complaints filed against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo) by

certain of these plaintiffs. The complaint against U.S. Bank alleges the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and asserts causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaint also asserts that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and that the trustee purportedly failed to abide by appropriate standards of care following events of default. Relief sought includes money damages in an unspecified amount and equitable relief. In November 2014, the plaintiffs sought leave to voluntarily dismiss their original state court complaint and filed a substantially similar complaint in the United States District Court for the Southern District of New York. The federal civil complaint added a class action allegation and a change in the total number of named trusts to 843 RMBS trusts. In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court complaint was granted. Other cases alleging similar causes of action have previously been filed against U.S. Bank and other trustees by RMBS investors in other transactions.

There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 3.	Sale of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5.	Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6.	Significant Obligors of Pool Assets

Omitted pursuant to General Instruction C of Form 10-D.

Item 7.	Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 8.	Other Information

Omitted pursuant to General Instruction C of Form 10-D.

Item 9.	Exhibits.

(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1    Semi-annual Servicer's Certificate relating to the Bonds, dated July 22, 2015.

(b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1 Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on August 19, 2013 (incorporated by reference to exhibit 3.1 included as an exhibit to the Sponsor’s Form S-3 dated October 29, 2013).

3.2 Amended and Restated Limited Liability Company Agreement of the Issuing Entity executed as of October 28, 2013 (incorporated by reference to exhibit 3.2 included as an exhibit to the Sponsor’s Form 8-K dated November 6, 2013).

4.1 Indenture dated as of November 15, 2013 between the Issuing Entity and U.S. Bank National Association providing for the issuance of Senior Secured Consumer Rate Relief Bonds (incorporated by reference to exhibit 4.1 included as an exhibit to the Sponsor’s Form 8-K dated November 6, 2013).

4.2 Form of Senior Secured Consumer Rate Relief Bonds (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to exhibit 4.1 included as an exhibit to the Sponsor’s Form 8-K dated November 18, 2013).

10.1 Consumer Rate Relief Property Sale Agreement dated as of November 15, 2013 between the Issuing Entity and Appalachian Power Company, as seller (incorporated by reference to exhibit 99.2 included as an exhibit to the Sponsor’s Form 8-K dated November 18, 2013).

10.2 Servicing Agreement dated as of November 15, 2013 between the Issuing Entity and Appalachian Power Company, as servicer (incorporated by reference to exhibit 99.1 included as an exhibit to the Sponsor’s Form 8-K dated November 18, 2013).

10.3 Administration Agreement dated as of November 15, 2013 between the Issuing Entity and Appalachian Power Company, as servicer (incorporated by reference to exhibit 99.3 included as an exhibit to the Sponsor’s Form 8-K dated November 18, 2013).

*99.1    Semi-annual Servicer's Certificate relating to the Bonds, dated July 22, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Appalachian Consumer Rate Relief Funding LLC
(Issuing Entity)

Date: August 3, 2015	By: Appalachian Power Company, as Servicer
/s/ Julia A. Sloat
Julia A. Sloat
Treasurer and Senior Officer in Charge of the Servicing Function

EXHIBIT INDEX

*99.1    Semi-annual Servicer's Certificate relating to the Bonds, dated July 22, 2015.